Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2020	2019

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	1,000
	Fixed	3.000%	2029	1,000	1,000
Medium-term notes	Fixed	.850% - 4.125%	2021 - 2030	15,492	13,820
	Floating	.855%	2022	250	250
Other (b)				683	33

Subtotal				20,924	18,602

Subsidiaries
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2021 - 2026	1,003	1,106
	Floating	.474% - .765%	2022 - 2026	3,272	3,272
Bank notes	Fixed	1.800% - 3.450%	2021 - 2025	9,100	9,550
	Floating	– % - .653%	2021 - 2059	5,888	6,789
Other (c)				1,110	848

Subtotal				20,373	21,565

Total				$41,297	$40,167
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.61 percent, 1.12 percent and 1.83 percent, respectively.
(b)	Includes debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)
Includes consolidated community development and
tax-advantaged
investment VIEs, finance lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding
Maturities of long-term debt outstanding at December 31, 2020, were:

(Dollars in Millions)	Parent Company	Consolidated
2021	$1,509	$7,266
2022	3,855	8,610
2023	–	2,870
2024	5,913	5,933
2025	2,283	5,888
Thereafter	7,364	10,730

Total	$20,924	$41,297